S000004320 [Member] Investment Strategy - iShares U.S. Consumer Discretionary ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the consumer discretionary sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index may include large- and mid-capitalization companies.
The Underlying Index is a subset of the Russell 1000 Index, which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.
The Index Provider classifies the Consumer Discretionary industry as including companies whose businesses tend to be the most sensitive to economic cycles and whose customers' purchasing habits are considered cyclical in nature. The Consumer Discretionary industry includes companies that manufacture and distribute household durable goods, apparel, home electronic devices, leisure equipment, and automotive and related parts. The services segment of Consumer Discretionary includes hotels, restaurants, retail/e-retail, passenger transportation, other leisure facilities and media companies that engage in entertainment content creation and traditional advertisement.
The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weight of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate on a future date. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.
Substantially all of the Underlying Index is expected to be represented by securities of companies in the consumer discretionary industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund's 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund's 80% investment policy may be changed by the Trust's Board of Trustees (the “Board”) upon 60 days' notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.